INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Disclosure of detailed information about intangible assets

	GOODWILL	SUPPLY AGREEMENT	LICENSE AGREEMENTS	COMPUTER SOFTWARE	NON-COMPETE AGREEMENT	TOTAL
Cost
Balance, August 31, 2019	$—	$1,530	$—	$841	$—	$2,371
Additions	—	—	198	1,232	—	1,430
Impairment	—	(1,303)	—	—	—	(1,303)
Disposal	—	—	—	(32)	—	(32)
Balance, August 31, 2020	$—	$227	$198	$2,041	$—	$2,466

Accumulated amortization
Balance, August 31, 2019	$—	$(32)	$—	$(265)	$—	$(297)
Amortization	—	(195)	—	(202)	—	(397)
Balance, August 31, 2020	$—	$(227)	$—	$(467)	$—	$(694)

Cost
Balance, August 31, 2020	$—	$227	$198	$2,041	$—	$2,466
Acquisitions through business combination (Note 28)	14,321	—	2,100	—	585	17,006
Additions	—	—	—	538	—	538
Impairment	—	—	—	(1,701)	—	(1,701)
Disposal	—	—	—	—	—	—
Balance, August 31, 2021	$14,321	$227	$2,298	$878	$585	$18,309

Accumulated amortization
Balance, August 31, 2020	$—	$(227)	$—	$(467)	$—	$(694)
Amortization	—	—	(373)	(147)	(49)	(569)
Balance, August 31, 2021	$—	$(227)	$(373)	$(614)	$(49)	$(1,263)

Net book value
August 31, 2020	$—	$—	$198	$1,574	$—	$1,772
August 31, 2021	$14,321	$—	$1,925	$264	$536	$17,046